Property, vessels and equipment, Summary (Details) $ in Thousands, $ in Millions			12 Months Ended
		Aug. 30, 2019 MXN ($)	Dec. 31, 2022 MXN ($) properties		Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 1,540,938		$ 2,531,996
Additions			25,231		75,468
Disposals			61,973		332,474
Transfers and others			10,664		(703,987)
Depreciation/loss from revaluation			24,089		30,065
Net balances at year end			1,490,771		1,540,938		$ 2,531,996
Loss from sale of property, vessels and equipment			(57,804)		(132,956)		153
Accumulated Depreciation and Amortization [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Accumulated depreciation			141,427		197,950
Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			0		182,055
Additions					0
Disposals	[1]				119,832
Transfers and others	[2]				(51,591)
Depreciation/loss from revaluation					10,632
Net balances at year end					$ 0		182,055
Estimated useful lives (years)					25 years
Write-offs of properties			191,000
Loss from sale of property, vessels and equipment		$ 130,000
Assets held for sale			446,951
Cancellation of revaluation surplus			$ 284,584
Number of write-off properties | properties			3
Maritime equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 70,838		$ 0
Additions			0		33,836
Disposals			0		0
Transfers and others			(4,099)		37,002
Depreciation/loss from revaluation			13,160		0
Net balances at year end			$ 53,579		$ 70,838		0
Estimated useful lives (years)			3 years		3 years
Shipyard [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 149		$ 190
Additions			0		0
Disposals			0		0
Transfers and others			0		0
Depreciation/loss from revaluation			35		41
Net balances at year end			$ 114		$ 149		190
Estimated useful lives (years)			40 years		40 years
Major Vessel Maintenance [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 1,945		$ 6,858
Additions			0		0
Disposals			0		5,486
Transfers and others			15,185		2,376
Depreciation/loss from revaluation			2,548		1,803
Net balances at year end			$ 14,582		$ 1,945		6,858
Estimated useful lives (years)			2 years 6 months		2 years 6 months
Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 116,714		$ 286,232
Additions			425		0
Disposals			0		48,869	[3]
Transfers and others			(9,780)		(108,094)	[2]
Depreciation/loss from revaluation			3,544		12,555
Net balances at year end			$ 103,815		$ 116,714		286,232
Buildings and Facilities [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			20 years		20 years
Buildings and Facilities [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			25 years		25 years
Warehousing Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 387		$ 450
Additions			290		0
Disposals			0		0
Transfers and others			(1)		0
Depreciation/loss from revaluation			75		63
Net balances at year end			$ 601		$ 387		450
Estimated useful lives (years)			10 years		10 years
Computer Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 277		$ 397
Additions			49		100
Disposals			0		0
Transfers and others			(5)		0
Depreciation/loss from revaluation			139		220
Net balances at year end			$ 182		$ 277		397
Computer Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			4 years		4 years
Terminal Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 23,337		$ 24,309
Additions			1		1,381
Disposals			0		0
Transfers and others			(2)		0
Depreciation/loss from revaluation			2,340		2,353
Net balances at year end			$ 20,996		$ 23,337		24,309
Estimated useful lives (years)			10 years		10 years
Ground Transportation Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 2,564		$ 3,730
Additions			1,321		54
Disposals			0		0
Transfers and others			0		0
Depreciation/loss from revaluation			753		1,220
Net balances at year end			$ 3,132		$ 2,564		3,730
Ground Transportation Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			4 years 6 months		4 years 6 months
Ground Transportation Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			10 years		10 years
Other Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 8,434		$ 9,500
Additions			3,620		89
Disposals			0		0
Transfers and others			(458)		23
Depreciation/loss from revaluation			1,495		1,178
Net balances at year end			10,101		8,434		9,500
Total Property, Vessels and Equipment, Excluding Land and Construction in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			224,645		513,721
Additions			5,706		35,460
Disposals			0		174,187
Transfers and others			840		(120,284)
Depreciation/loss from revaluation			24,089		30,065
Net balances at year end			207,102		224,645		513,721
Lands [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			1,199,550		1,934,345
Additions			0		0
Disposals			61,973	[4]	158,287	[3]
Transfers and others			9,597		(576,508)	[2]
Depreciation/loss from revaluation			0
Net balances at year end			$ 1,147,174		1,199,550		1,934,345
Number properties available for sale | properties			4
Loss from sale of property, vessels and equipment			$ 57,804
Number of write-off properties | properties			5
Constructions in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year			$ 116,743		83,930
Additions			19,525		40,008	[5]
Disposals			0		0
Transfers and others			227		(7,195)
Net balances at year end			$ 136,495		$ 116,743		$ 83,930
Act Maritime, LLC [Member] | Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Prepayment of line of credit								$ 3.5

[1]	On January 8, 2021, the ship “Olmeca” was sold to company Athene Shipping Limited, which was delivered in Singapore. The advance received was used to prepay the line of credit with Act Maritime LLC for $3.5 million dollars in December 2020.
[2]	It is mainly made up of the transfer to the assets classified as held for sale for $446,951 and the cancellation of the revaluation surplus for $284,584.
[3]	It is mainly made up of the write-offs of 3 properties for $191,000, registering a loss of $130,000, recorded under other expenses (see Note 19).
[4]	It consists of the retirement of 5 real properties in August, the real property named “El Montero” and 4 real properties classified as available-for-sale, pursuant to the accord and satisfaction contract with Fibra FUNO for the total payment of liabilities in benefit of Fibra FUNO in lease agreements. A total loss was incurred on the operation in the amount of $57,804. (See Note 10).
[5]	Corresponds mainly to investments in Inmobiliaria Dos Naciones, S. de R.L. of C.V. for the Dam project.